Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Detailed Information about Prepaid Expenses

	2019	2018
Prepaid taxes	$26,164	$40,504
Prepaid commissions	4,298	4,694
Prepaid rent	1,197	2,702
Prepaid insurance	1,231	2,304
Prepaid to supplier	33,887	45,670

	$66,777	$95,874

Current	49,034	70,237
Non-current	17,743	25,637

	$66,777	$95,874